Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of the Provision for Income Tax (Benefit) [Table Text Block]
Details of the Company's income tax provision from continuing operations are provided in the table below:

	Year Ended December 31
	2014	2013	2012
	(Dollars in Millions)
Income (Loss) Before Income Taxes: (a)
U.S	$(76)	$(98)	$(114)
Non-U.S	31	507	(12)
Total income before income taxes	$(45)	$409	$(126)
Current Tax Provision:
U.S. federal	$—	$—	$—
Non-U.S	45	96	27
U.S. state and local	—	—	1
Total current tax provision	45	96	28
Deferred Tax Provision (Benefit):
U.S. federal	—	—	(3)
Non-U.S	(13)	(40)	14
Total deferred tax provision (benefit)	(13)	(40)	11
Provision for income taxes	$32	$56	$39

(a) Income (loss) before income taxes excludes equity in net income of non-consolidated affiliates.

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A summary of the differences between the provision for income taxes calculated at the U.S. statutory tax rate of 35% and the consolidated provision for income taxes is shown below:

	Year Ended December 31
	2014	2013	2012
	(Dollars in Millions)
Income before income taxes, excluding equity in net income of non-consolidated affiliates, at U.S. statutory rate of 35%	$(16)	$143	$(44)
Impact of foreign operations	36	(14)	76
State and local income taxes	11	(1)	(2)
Tax reserve adjustments	8	(38)	4
Change in valuation allowance	(8)	52	(9)
Impact of tax law change	—	(29)	1
Yanfeng transactions	—	(58)	—
Other	1	1	13
Provision for income taxes	$32	$56	$39

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of deferred income tax assets and liabilities, including amounts held for sale, are as follows:

	December 31
	2014	2013
	(Dollars in Millions)
Deferred Tax Assets:
Employee benefit plans	$130	$83
Capitalized expenditures for tax reporting	36	53
Net operating losses and credit carryforwards	1,385	1,508
All other	233	235
Valuation allowance	(1,687)	(1,710)
Total deferred tax assets	$97	$169
Deferred Tax Liabilities:
Fixed assets and intangibles	$84	$116
Investment in foreign affiliates, including withholding tax	36	96
All other	21	32
Total deferred tax liabilities	$141	$244
Net deferred tax liabilities	$44	$75
Consolidated Balance Sheet Classification:
Other current assets	$20	$22
Other current assets held for sale	21	14
Other non-current assets	23	57
Other non-current assets held for sale	17	12
Other current liabilities	3	43
Other current liabilities held for sale	2	—
Deferred tax liabilities non-current	53	63
Deferred tax liabilities non-current held for sale	67	74
Net deferred tax liabilities	$44	$75

Summary of Unrecognized Tax Benefits [Table Text Block]

	Year Ended December 31
	2014	2013
	(Dollars in Millions)
Beginning balance	$73	$117
Tax positions related to current period
Additions	8	8
Tax positions related to prior periods
Additions	8	5
Reductions	(25)	(51)
Settlements with tax authorities	(1)	(4)
Lapses in statute of limitations	(2)	(2)
Effect of exchange rate changes	(1)	—
Ending balance	$60	$73